Kin Chiu Development Acquisition (Tables)	12 Months Ended
Mar. 31, 2026
Kin Chiu Development Acquisition [Abstract]
Scheule of Assets Acquired and Liabilities Assumed	Consistent with ASC 810-10-30-3, the assets acquired and liabilities assumed were recognized and measured at fair value using the guidance in ASC 805-20, as follows:

Asset / Liability	Allocated Cost
Cash	$1,763
Property and equipment*	$26,521
Total assets	$28,284

Accrued and other payables	$26,061
Total liabilities	$26,061

Net assets acquired	$2,223
Consideration transferred	$-
Gain recognized (other income)	$2,223